Legal Department	Richard J. Ertel
800 Nicollet Mall, BC-MN-H04N	Chief Counsel
Minneapolis, MN 55402	Direct Line: (612) 303-7987
Email: richard.ertel@usbank.com

June 30, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:	First American Funds, Inc.
File Nos. 002-74747 and 811-03313

 Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 82 under the 1933 Act and Post-Effective Amendment No. 82 under the Investment Company Act of 1940, as amended, to the registration statement of First American Funds, Inc. (the “Registrant”) on Form N-1A are submitted electronically via EDGAR to become effective automatically 60 days after filing. The purpose of this filing is to establish a new Class X share class for the Retail Prime Obligations Fund, a series of the Registrant.

If you have any questions or comments about this filing, please contact me at 612-303-7987.

Very truly yours,

/s/ Richard J. Ertel

Richard J. Ertel